Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	₩ 212,323	₩ 209,612	₩ 285,706
Interest	4,166	(9,686)	1,901
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	1,843,135	1,733,020
Current service costs	212,323	209,612
Interest	54,950	35,830
Remeasurements	212,678	51,994
- Gain from change in financial assumptions	173,084	(50,218)
- Loss (gain) from change in demographic assumptions	526	15,952
- Others	39,068	86,260
Benefits paid	(189,165)	(185,220)
Others	3,240	(2,101)
End of period	₩ 2,137,161	₩ 1,843,135	₩ 1,733,020